Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 220,795
Balance		321,284	$ 220,795
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		266,012	258,128
Additions		13,738	10,799
Acquisitions through business combination		106,729
Impairment		(6,196)
Translation differences		334	(2,915)
Balance		380,617	266,012
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(45,217)	(33,846)
Amortization for the year		14,151	11,560
Translation differences		(35)	(189)
Balance		(59,333)	(45,217)
Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		220,795	224,282
Balance		321,284	220,795
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	138,613	140,212
Additions	[1]	0	0
Acquisitions through business combination	[1]	80,761
Impairment	[1]	(6,196)
Translation differences	[1]	559	(1,599)
Balance	[1]	213,737	138,613
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	(21,455)	(21,455)
Amortization for the year	[1]	0	0
Translation differences	[1]	0	0
Balance	[1]	(21,455)	(21,455)
Goodwill [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[1]	117,158	118,757
Balance	[1]	192,282	117,158
PPA [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	110,446	110,446
Additions	[2]	0	0
Acquisitions through business combination	[2]	25,968
Impairment	[2]	0
Translation differences	[2]	0	0
Balance	[2]	136,414	110,446
PPA [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	(21,516)	(10,947)
Amortization for the year	[2]	11,115	10,569
Translation differences	[2]	0	0
Balance	[2]	(32,631)	(21,516)
PPA [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	88,930	99,499
Balance	[2]	103,783	88,930
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		16,953	7,470
Additions		13,738	10,799
Acquisitions through business combination		0
Impairment		0
Translation differences		(225)	(1,316)
Balance		30,466	16,953
Others [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(2,246)	(1,444)
Amortization for the year		3,036	991
Translation differences		(35)	(189)
Balance		(5,247)	(2,246)
Others [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		14,707	6,026
Balance		$ 25,219	$ 14,707

[1]	Relates mainly to goodwill arising from the acquisition of CPV Group of $105 million and Gat Power Plants of $61 million. Refer to Note 11.A.5 for further information.
[2]	Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.